Financial risk management and financial instruments - Fair Value (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Financial risk management and financial instruments
Transfers from Level 1 to Level 2, assets	R 0
Transfers from Level 2 to Level 1, assets	0
Transfers into Level 3, assets	0
Transfers out of Level 3, assets	0
Transfers from Level 1 to Level 2, liabilities	0
Transfers from Level 2 to Level 1, liabilities	0
Transfers into Level 3, liabilities	0
Transfers out of Level 3, liabilities	0
Gains (losses) on change in fair value of derivatives	(6,997)	R (2,465)	R (3,876)
Listed long-term debt
Financial risk management and financial instruments
Financial liabilities - fair value	50,701	49,421
Listed long-term debt | Level 1
Financial risk management and financial instruments
Financial liabilities - fair value	50,701	49,421
Unlisted long-term debt
Financial risk management and financial instruments
Financial liabilities - fair value	109,724	84,007
Unlisted long-term debt | Level 3
Financial risk management and financial instruments
Financial liabilities - fair value	109,724	91,777
Short-term debt and bank overdraft
Financial risk management and financial instruments
Financial liabilities - fair value	22,533	1,297
Short-term debt and bank overdraft | Level 3
Financial risk management and financial instruments
Financial liabilities - fair value	22,533	1,297
Derivative liabilities (Long- and short-term financial liabilities)
Financial risk management and financial instruments
Financial liabilities - fair value	9,891	2,205
Derivative liabilities (Long- and short-term financial liabilities) | Level 2
Financial risk management and financial instruments
Financial liabilities - fair value	7,723	2,205
Derivative liabilities (Long- and short-term financial liabilities) | Level 3
Financial risk management and financial instruments
Financial liabilities - fair value	2,168
Trade and other payables
Financial risk management and financial instruments
Financial liabilities - fair value	21,164	28,501
Trade and other payables | Level 3
Financial risk management and financial instruments
Financial liabilities - fair value	21,164	28,501
Embedded derivative | Level 3
Financial risk management and financial instruments
Gains (losses) on change in fair value of derivatives	1,600
Embedded derivative | Level 3 | IFRS 16 Impact
Financial risk management and financial instruments
Derivative financial assets and liabilities - carrying value		624
Investments in listed securities
Financial risk management and financial instruments
Financial assets - fair value	498	830
Investments in listed securities | Level 1
Financial risk management and financial instruments
Financial assets - fair value	498	830
Investments in unlisted securities
Financial risk management and financial instruments
Financial assets - fair value	13	393
Investments in unlisted securities | Level 3
Financial risk management and financial instruments
Financial assets - fair value	13	393
Other long-term investments
Financial risk management and financial instruments
Financial assets - fair value	1,415	25
Other long-term investments | Level 1
Financial risk management and financial instruments
Financial assets - fair value	1,390
Other long-term investments | Level 3
Financial risk management and financial instruments
Financial assets - fair value	25	25
Long-term receivables
Financial risk management and financial instruments
Financial assets - fair value	5,799	5,582
Long-term receivables | Level 3
Financial risk management and financial instruments
Financial assets - fair value	5,799	5,582
Derivative assets (Long and short-term financial assets)
Financial risk management and financial instruments
Financial assets - fair value	645	645
Derivative assets (Long and short-term financial assets) | Level 2
Financial risk management and financial instruments
Financial assets - fair value	645	645
Trade and other receivables
Financial risk management and financial instruments
Financial assets - fair value	22,066	25,611
Trade and other receivables | Level 3
Financial risk management and financial instruments
Financial assets - fair value	22,066	25,611
Cash and cash equivalents
Financial risk management and financial instruments
Financial assets - fair value	34,739	15,877
Cash and cash equivalents | Level 1
Financial risk management and financial instruments
Financial assets - fair value	R 34,739	R 15,877